Other Non Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 33,100	$ 78,600
Delivery payment for drillship		294,569
Option for construction of drillships	24,756	99,024
Other	15,540	0
Balance at end of year	$ 73,396	$ 472,193